Derivatives (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and unrealized gains (losses) with commodity and interst rate derivative instruments
For the three months ended March 31, 2013 and 2012, respectively, the realized and unrealized gains (losses) associated with our commodity derivative instruments were recorded in our condensed consolidated statements of operations, under the captions as follows:

	Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized
	(in thousands)
Three months ended March 31, 2013
Revenue	$176	$—
Unrealized gain (loss) on commodity derivatives	—	(481)
Total	$176	$(481)
Three months ended March 31, 2012
Revenue	$(55)	$—
Unrealized gain (loss) on commodity derivatives	—	323
Total	$(55)	$323

Fair value associated with commodity derivative instruments
As of March 31, 2013 and December 31, 2012, the fair value associated with our commodity derivative instruments were recorded in our condensed consolidated balance sheets, under the captions as follows:

(in thousands)	Gross Derivative Assets		Gross Derivative Liabilities		Net Amount of Derivative Assets and Liabilities	Net Amount of Derivative Assets and Liabilities
Balance Sheet Classification	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012

Risk management assets	$1,221	$1,889	$(733)	$(920)	$488	$969
Risk management assets - long term	—	—	—	—	—	—
Total	$1,221	$1,889	$(733)	$(920)	$488	$969

Risk management liabilities	$—	$—	$—	$—	$—	$—
Risk management liabilities - long term	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—